Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 4,421	$ 606	¥ 3,265
Less: Accumulated depreciation	(2,483)	(340)	(1,950)
Property and equipment, net	1,938	266	1,315
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,499	205	1,499
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	219	30	210
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,027	141	467
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,676	$ 230	¥ 1,089